Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Brendan Wood TopGun ETF
Shareholder Report [Line Items]
Fund Name	Brendan Wood TopGun ETF
Class Name	Brendan Wood TopGun ETF
Trading Symbol	BWTG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	brendanwoodtopgunetf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$48	0.95%¹

¹	Annualized. The advisor waived part of its management fee to limit total expenses. Had the advisor not waived part of its management fee, costs would be higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95% [1]
Net Assets	$ 13,560,369
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 49,286
Investment Company, Portfolio Turnover	10.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Net Assets	$13,560,369
Number of Holdings	25
Total Advisory Fee Paid	$49,286
Portfolio Turnover Rate	10.49%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Welltower, Inc.	4.65%
T-Mobile US, Inc.	4.61%
Prologis, Inc.	4.44%
The Progressive Corp	4.41%
Visa, Inc. Class A	4.33%
Costco Wholesale Corp.	4.28%
Marsh & McLennan Cos, Inc.	4.22%
JPMorgan Chase & Co.	4.19%
Waste Connections, Inc.	4.17%
Mastercard, Inc. Class A	4.12%

[1]	Annualized. The advisor waived part of its management fee to limit total expenses. Had the advisor not waived part of its management fee, costs would be higher.